Investments (Net Investment Income Summarized By Investment Type) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary Of Investment Income [Line Items]
Investment income									$ 634.6	$ 623.0	$ 605.3
Investment expenses									(21.8)	(20.5)	(18.8)
Net investment income	155.9	147.3	152.6	157.0	158.0	152.7	141.9	149.9	612.8	602.5	586.5
Total Fixed Maturity Securities [Member]
Summary Of Investment Income [Line Items]
Investment income									323.4	331.2	318.8
Other [Member]
Summary Of Investment Income [Line Items]
Investment income									1.4	4.3	6.4
Bonds [Member]
Summary Of Investment Income [Line Items]
Investment income									323.6	322.8	314.1
Real Estate Investments [Member]
Summary Of Investment Income [Line Items]
Investment income									(0.4)	2.5	5.8
S&P 500 Index Options [Member]
Summary Of Investment Income [Line Items]
Investment income									(0.2)	8.4	4.7
Commercial Mortgage Loans [Member]
Summary Of Investment Income [Line Items]
Investment income									$ 310.2	$ 285.0	$ 274.3